Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Condensed Consolidated Balance Sheets
Allowance for doubtful accounts, accounts receivable	$ 53,129	$ 15,477
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares issued	11,675,216	11,675,216
Ordinary shares, shares outstanding	11,675,216	11,675,216